Change in accounting policy (Detail) - Adjustments to Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Net cash provided by operating activities	$ 36,221	$ (18,345)
Net cash used in investing activities	(8,472)	(4,029)
Net change in cash and cash equivalents	$ 25,025	(32,691)
Previously Reported [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		(5,202)
Net cash used in investing activities		(17,172)
Adjustment [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		(13,143)
Net cash used in investing activities		13,143
Net change in cash and cash equivalents
Restated [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities		(18,345)
Net cash used in investing activities		$ (4,029)